Employee benefits (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefits [Line Items]
Current cost of Service	$ 0	$ 0	$ 0
Interest cost	280	336	319
Actuarial gain/loss	506	984	63
Benefits paid during the year	508	391	480
Staff severance indemnities [Member]
Employee benefits [Line Items]
Opening balance	(27,814)	(28,233)	(27,445)
Current cost of Service	(3,804)	(2,880)	(1,529)
Interest cost	(1,486)	(1,661)	(1,658)
Actuarial gain/loss	(2,826)	(2,514)	(1,617)
Exchange rate difference	(1,513)	2,475	2,710
Benefits paid during the year	5,244	4,999	1,306
Balance	$ (32,199)	$ (27,814)	$ (28,233)